RELATED PARTIES - Schedule of transactions with related parties (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Revenues from ST Engineering iDirect ("iDirect")
Disclosure of transactions between related parties [line items]
Revenues	[1]	$ 2,065	$ 489

[1]	iDirect is a shareholder of the Company and after SPAC transaction iDirect is no longer a related party due to their decreased holding.